Events After the Reporting Period - Additional Information (Details) - USD ($)	Sep. 25, 2023	Sep. 18, 2023	Aug. 28, 2023	Jul. 20, 2023
2021 Senior Secured Loan | Minimum
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consolidated liquidity requirement	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000
Additional Term Loans | SOFR [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Loan interest rate	8.00%			8.00%
Additional Term Loans | Maximum
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Aggregate amount of loan	$ 15,000,000			$ 31,000,000